Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the year	₩ 4,558,170	₩ 4,478,000	₩ 4,755,514
Adjustments for:
Interest income (Note 35)	(29,209,338)	(27,579,211)	(20,092,325)
Interest expense (Note 35)	17,807,036	16,761,289	9,495,472
Dividend income (Note 37)	(239,097)	(181,486)	(177,569)
Income tax expense (Note 45)	1,470,922	1,486,960	1,611,112
Net fees and commission expense (Note 36)	330,896	307,492	126,665
Net insurance income (Note 29)	(983,166)	(1,113,615)	(1,046,224)
Net insurance finance expense (income) (Note 29)	99,439	516,097	(807,964)
Net loss (gain) on financial instruments at fair value through profit or loss (Note 38)	(678,697)	(1,228,900)	1,056,473
Net gain (loss) on derivatives(Note 11)	(82,184)	(292,483)	702,735
Net gain (loss) on foreign currency translation	(107,294)	4,396	44,316
Net loss(gain) on financial instruments designated at fair value through profit or loss (Note 39)	35,604	(54,256)	(806,741)
Net gain(loss) on disposal of securities at fair value through other comprehensive income (Note 12)	(60,260)	129,575	161,423
Net loss (gain) on disposal of securities at amortized cost (Note 12)	23,155	(251)	60
Provision for credit loss allowance (Notes 40)	2,013,274	2,244,503	1,291,813
Employee benefit (Note 26)	157,711	145,874	178,923
Depreciation and other amortization (Note 40)	1,280,382	1,185,006	999,682
Other operating expense (Note 43)	687,447	859,065	2,086,352
Equity method income, net (Note 16)	23,822	(125,088)	(121,697)
Other non-operating expense (income) (Note 44)	323,593	200,355	(437,202)
Sub-total	(7,106,755)	(6,734,678)	(5,734,696)
Changes in assets and liabilities:
Due from banks at amortized cost	(408,314)	1,325,355	(1,052,471)
Securities at fair value through profit or loss	(159,581)	(7,374,788)	5,901,524
Deposits at fair value through profit or loss	(5,418)	0	0
Loans at fair value through profit or loss	(138,009)	620,955	(721,736)
Financial instruments designated at fair value through profit or loss	379,352	(726,476)	1,100,240
Derivative instruments	(83,294)	(336,770)	728,222
Loans at amortized cost	(34,952,582)	(5,652,482)	(24,043,584)
Insurance contract assets	5,015	(10,387)	299
Reinsurance contract assets	(96,401)	(4,262)	(72,331)
Other assets	2,036,969	(6,394,740)	(2,080,768)
Deposits	38,873,523	(1,380,003)	18,309,172
Net defined benefit obligationsliabilities	(246,347)	7,263	(341,740)
Provisions	(505,457)	(424,494)	(72,384)
Insurance contract liabilities	(916,060)	(1,247,849)	(903,025)
Reinsurance contract liabilities	936	(31,265)	(201,490)
Investment contract liabilities	(467,655)	(671,181)	(907,047)
Other liabilities	(8,626,434)	13,479,464	1,789,192
Sub-total	(5,309,757)	(8,821,660)	(2,567,927)
Income taxes paid	(1,030,947)	(1,931,943)	(1,693,408)
Interest received	28,511,378	26,411,959	19,070,421
Interest paid	(15,218,677)	(13,058,769)	(6,770,156)
Dividends received	222,887	186,937	128,692
Net cash inflow from operating activities	4,626,299	529,846	7,188,440
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	5,846,223	3,845,778	5,206,643
Acquisition in financial instruments at fair value through profit or loss	(7,043,560)	(5,355,995)	(5,954,987)
Proceeds from disposal of securities at fair value through other comprehensive income	44,576,886	36,748,023	22,231,923
Acquisition of securities at fair value through other comprehensive income	(44,514,955)	(36,745,746)	(24,545,800)
Proceeds from disposal of securities at amortized cost	7,646,004	4,257,920	5,148,999
Acquisition of securities at amortized cost	(5,109,510)	(6,421,141)	(12,302,642)
Proceeds from disposal of property and equipment (Notes 14 and 44)	6,652	16,159	93,511
Acquisition of property and equipment (Note 14)	(263,836)	(261,444)	(326,546)
Proceeds from disposal of intangible assets (Notes 15 and 44)	8,102	25,029	23,040
Acquisition of intangible assets (Note 15)	(514,938)	(454,794)	(616,581)
Proceeds from disposal of investments in associates (Note 16)	326,439	377,496	516,735
Acquisition of investments in associates (Note 16)	(662,106)	(428,423)	(657,836)
Proceeds from disposal of investment property (Notes 17 and 44)	5,281	166,767	259,453
Acquisition of investment property (Note 17)	(3,202)	(5,367)	(6,883)
Proceeds from disposal of assets held for sale	0	3,663	624,837
Change in other assets	31,741	1,959	(238,869)
Proceeds from settlement of hedging derivative financial instruments	50,300	29,123	12,585
Payment for settlement of hedging derivative financial instruments	(236,988)	(70,720)	(135,669)
Net cash flow from business combination	0	0	(27,840)
Net cash inflow (outflow) from investing activities	148,533	(4,271,713)	(10,695,927)
Cash flows from financing activities
Issuance of hybrid bonds	797,866	897,646	997,120
Repayment of hybrid bonds	(200,000)	(1,195,550)	(135,000)
Net change in borrowings	(8,231,239)	8,153,087	6,145,271
Proceeds from debt securities issued	54,660,582	47,674,027	39,521,966
Redemption of debt securities issued	(45,082,555)	(43,808,445)	(41,777,940)
Increase in financial liabilities designated at fair value through profit or loss	0	209,969	49,993
Change in other liabilities	(61,797)	164,567	239,591
Dividends paid	(1,267,146)	(1,461,371)	(1,540,871)
Proceeds from settlement of hedging derivative financial instruments	2,774,765	1,538,590	2,391,556
Payment of settlement of hedging derivative financial instruments	(2,655,404)	(1,459,027)	(2,319,927)
Acquisition of treasury stock	(700,000)	(485,947)	(300,000)
Disposal of treasury stock	297	0	0
Retirement of treasury stock	(102)	(81)	(60)
Increase(decrease) in non-controlling interests	54,717	(205,169)	382,929
Repayments of lease liabilities	(272,634)	(262,055)	(259,913)
Conversion costs for preferred stock to common stock	0	(75)	0
Net cash inflow(outflow) from financing activities	(182,650)	9,760,166	3,394,715
Effect of exchange rate changes on cash and cash equivalents held	238,477	(15,361)	(58,955)
Increase (decrease) in cash and cash equivalents	4,830,659	6,002,938	(171,727)
Cash and cash equivalents at beginning of year	30,416,884	24,413,946	24,585,673
Cash and cash equivalents at end of year	₩ 35,247,543	₩ 30,416,884	₩ 24,413,946